Condensed Consolidated Statements of Operations and Comprehensive Income (loss) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Related party revenue	$ 273,677	$ 245,392